UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     November 14, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $272,738 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INT'L GROUP           COM              26874107     12302   213206 SH       SOLE                                     213206
AMGEN                          COM              31162100      8815   136522 SH       SOLE                                     136522
BERKSHIRE HATHAWAY B           COM              84670207     11911     4772 SH       SOLE                                       4772
CANADIAN NAT'L RAILWAY         COM              136375102    15398   295994 SH       SOLE                                     295994
CANADIAN PACIFIC RAILWAY       COM              13645T100      235     9937 SH       SOLE                                       9937
CARDINAL HEALTH                COM              14149Y108    11917   204085 SH       SOLE                                     204085
CP HOLDRS  F DEP RECEIPTS      COM              12616K106      488     9425 SH       SOLE                                       9425
ENCANA                         COM              292505104    10049   276222 SH       SOLE                                     276222
FANNIE MAE                     COM              313586109    14764   210318 SH       SOLE                                     210318
FIRST DATA                     COM              319963104    13900   347842 SH       SOLE                                     347842
FREDDIE MAC                    COM              313400301     1938    37015 SH       SOLE                                      37015
GANNETT                        COM              364730101    11655   150271 SH       SOLE                                     150271
GENERAL DYNAMICS               COM              369550108    13760   176270 SH       SOLE                                     176270
GENERAL ELECTRIC               COM              369604103    12506   419509 SH       SOLE                                     419509
JOHNSON & JOHNSON              COM              478160104     8180   165185 SH       SOLE                                     165185
JOHNSON CONTROLS               COM              478366107     2414    25518 SH       SOLE                                      25518
LIZ CLAIBORNE                  COM              539320101    12305   361371 SH       SOLE                                     361371
MASCO                          COM              574599106     5399   220555 SH       SOLE                                     220555
NABORS INDUSTRIES LTD          COM              629568106    11984   321634 SH       SOLE                                     321634
PFIZER                         COM              717081103    12096   398161 SH       SOLE                                     398161
RYLAND GROUP                   COM              783764103    27314   373608 SH       SOLE                                     373608
TORCHMARK                      COM              891027104    12407   305299 SH       SOLE                                     305299
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     4634    57205 SH       SOLE                                      57205
WAL-MART STORES                COM              931142103     9017   161450 SH       SOLE                                     161450
WASHINGTON MUTUAL              COM              939322103    14753   374719 SH       SOLE                                     374719
WENDYS INTERNATIONAL INC.      COM              950590109     1204    37285 SH       SOLE                                      37285
YUM! BRANDS                    COM              988498101    11393   384655 SH       SOLE                                     384655